PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Details 3)	12 Months Ended
Dec. 31, 2018
European and Canadian plans
Defined Benefit Plan Disclosure
Investment Strategy Allocation Targets For International Plans	67.00%
Defined Benefit Plan, Equity Securities	65.00%
Target allocation, alternative investments (as a percent)	25.00%
Target allocation, fixed income securities (as a percent)	10.00%
United States
Defined Benefit Plan Disclosure
Maximum portion of plan assets for which an investment manager is responsible (as a percent)	9.00%
Target allocation, equity securities (as a percent)	42.00%
Target allocation, fixed-income securities (as a percent)	30.00%
Target allocation, alternative investments (as a percent)	28.00%
Investment in Company common stock (as a percent)	3.00%
United States | Global equities [Member]
Defined Benefit Plan Disclosure
Target allocation, equity securities (as a percent)	60.00%
Investment in Company common stock (as a percent)	5.00%
United States | Emerging market equities
Defined Benefit Plan Disclosure
Target allocation, equity securities (as a percent)	16.00%
United States | Domestic small- and mid-cap equities
Defined Benefit Plan Disclosure
Target allocation, equity securities (as a percent)	24.00%
United States | Long-duration bonds
Defined Benefit Plan Disclosure
Target allocation, fixed-income securities (as a percent)	33.00%
United States | Multi-strategy alternative credit managers
Defined Benefit Plan Disclosure
Target allocation, fixed-income securities (as a percent)	67.00%
Foreign Plan [Member]
Defined Benefit Plan Disclosure
Investment Strategy Allocation Targets For International Plans	33.00%
Target allocation, alternative investments (as a percent)	40.00%
Target allocation, fixed income securities (as a percent)	6.00%
Defined Benefit Plan, Global Equities	1.00%
Target allocation, mutual, pooled and commingled funds (as a percent)	53.00%